Note 16. Financial Instruments and Financial Risk (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
As of October 31	2012	2011
	Fair Value	Fair Value
Assets
Embedded derivatives(a)	$10	$11,584
Foreign currency forward contracts under cash flow hedges(b)	$195	$88
Foreign currency forward contracts not under hedging relationships(c)	$-	$183
Liabilities
Embedded derivatives(a)	$814	$370
Foreign currency forward contracts under cash flow hedges(b)	$60	$57
Foreign currency forward contracts not under hedging relationships(c)	$-	$148

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
Years ended October 31	2012	2011	2010
Realized (gain) loss on foreign currency forward contracts under cash flow hedges	$(561)	$219	$-
Unrealized gain (loss) on foreign currency forward contracts under cash flow hedges	$639	$(55)	$-
Realized (gain) loss on foreign currency forward contracts not under cash flow hedges	$(482)	$(327)	$-
Unrealized (loss) gain on foreign currency forward contracts not under cash flow hedges	$(79)	$10	$-
Unrealized (loss) gain on embedded derivatives recorded in change in fair value of embedded derivatives(a)	$(12,020)	$2,649	$13,050
Reclassification of realized gain recorded in OCI relating to net investment hedge	$-	$-	$(146,638)
Unrealized gain recorded in OCI relating to net investment hedges	$-	$-	$(2,400)

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
			As of October 31, 2012
Description	Level 1	Level 2	Level 3	Total
Cash equivalents	$100	$-	$-	$100
Derivative assets (Note 6)	$-	$205	$-	$205
Derivative liabilities (Note 10(b))	$-	$874	$-	$874
			As of October 31, 2011
Description	Level 1	Level 2	Level 3	Total
Cash equivalents	$100	$-	$-	$100
Derivative assets (Note 6)	$-	$446	$11,409	$11,855
Derivative liabilities (Note 10(b))	$-	$575	$-	$575

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
					Year ended October 31, 2012
	As of	Net Realized/ Unrealized Gains (Losses) included in		Purchases, Sales,	Transfers in	As of
Description	October 31 2011	Earnings	Other	Issuance and(Settlements), net	and/or out of Level 3	October 31 2012
Derivative assets (Note 6)	$11,409	$-	$(11,409)	$-	$-	$-
					Year ended October 31, 2011
	As of	Net Realized/ Unrealized Gains (Losses) included in		Purchases, Sales,	Transfers in	As of
Description	October 31 2010	Earnings	Other	Issuance and (Settlements), net	and/or out of Level 3	October 31 2011
Derivative assets (Note 6)	$10,514	$-	$895	$-	$-	$11,409